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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number: 811-21238

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                   PIMCO Corporate & Income Opportunity Fund
              (Exact name of registrant as specified in charter)

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                       1633 Broadway, New York, NY 10019
                    (Address of principal executive office)

                                Bijal Y. Parikh
             Treasurer (Principal Financial & Accounting Officer)
               650 Newport Center Drive, Newport Beach, CA 92660
                    (Name and address of agent for service)

                                  Copies to:

                               David C. Sullivan
                               Ropes & Gray LLP
                               Prudential Tower
                              800 Boylston Street
                               Boston, MA 02199

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      Registrant's telephone number, including area code: (844) 337-4626

                       Date of fiscal year end: June 30

            Date of reporting period: July 1, 2022 to June 30, 2023

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.

   A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21238
Reporting Period: 07/01/2022 - 06/30/2023
PIMCO Corporate & Income Opportunity Fund









================== PIMCO Corporate & Income Opportunity Fund ===================


BANCA MONTE DEI PASCHI DI SIENA SPA

Ticker:       BMPS           Security ID:  T1188K429
Meeting Date: APR 20, 2023   Meeting Type: Annual
Record Date:  APR 11, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Financial Statements,           For       For          Management
      Statutory Reports, and Treatment of
      Net Loss
2.1   Approve Remuneration Policy             For       For          Management
2.2   Approve Second Section of the           For       For          Management
      Remuneration Report
3     Approve 2023 Incentive System Based on  For       For          Management
      Phantom Shares
4     Fix Number of Directors                 None      For          Shareholder
5     Fix Number of Vice-Chairmen             None      For          Shareholder
6.1   Slate 1 Submitted by Ministry of        None      Did Not Vote Shareholder
      Economy and Finance
6.2   Slate 2 Submitted by Institutional      None      For          Shareholder
      Investors (Assogestioni)
6.3   Slate 3 Submitted by Foundations        None      Did Not Vote Shareholder
7.a   Elect Nicola Maione as Board Chair      None      For          Shareholder
7.b   Elect Gianluca Brancadoro as Board      None      For          Shareholder
      Vice-Chairman
8     Approve Remuneration of Directors       None      For          Shareholder
9     Approve Remuneration of Board Chairman  None      For          Shareholder
10.1  Slate 1 Submitted by Ministry of        None      Against      Shareholder
      Economy and Finance
10.2  Slate 2 Submitted by Institutional      None      For          Shareholder
      Investors (Assogestioni)
10.3  Slate 3 Submitted by Foundations        None      Against      Shareholder
11    Approve Internal Auditors' Remuneration None      For          Shareholder
A Deliberations on a Liability Action Against Against Shareholder Against Alessandro Profumo and
      Fabrizio Viola


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CBL & ASSOCIATES PROPERTIES, INC.

Ticker:       CBL            Security ID:  124830878
Meeting Date: MAY 24, 2023   Meeting Type: Annual
Record Date:  APR 06, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Marjorie L. Bowen        For       For          Management
1.2   Elect Director David J. Contis          For       For          Management
1.3   Elect Director David M. Fields          For       For          Management
1.4   Elect Director Robert G. Gifford        For       For          Management
1.5   Elect Director Jeffrey Kivitz           For       For          Management
1.6   Elect Director Stephen D. Lebovitz      For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management


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CLEAR CHANNEL OUTDOOR HOLDINGS, INC.

Ticker:       CCO            Security ID:  18453H106
Meeting Date: MAY 03, 2023   Meeting Type: Annual
Record Date:  MAR 07, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John Dionne              For       For          Management
1.2   Elect Director Lisa Hammitt             For       For          Management
1.3   Elect Director Andrew Hobson            For       For          Management
1.4   Elect Director Thomas C. King           For       For          Management
1.5   Elect Director Joe Marchese             For       For          Management
1.6   Elect Director W. Benjamin Moreland     For       For          Management
1.7   Elect Director Mary Teresa Rainey       For       For          Management
1.8   Elect Director Scott R. Wells           For       For          Management
1.9   Elect Director Jinhy Yoon               For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify Ernst & Young LLP as Auditors    For       For          Management


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CREDIT SUISSE GROUP AG

Ticker:       CSGN           Security ID:  H3698D419
Meeting Date: NOV 23, 2022   Meeting Type: Extraordinary Shareholders
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve CHF 18.5 Million Share Capital  For       Did Not Vote Management
      Increase without Preemptive Rights for
      Private Placement
2     Approve CHF 70.7 Million Ordinary       For       Did Not Vote Management
      Share Capital Increase with Preemptive
      Rights
3.1   Additional Voting Instructions -        For       Did Not Vote Management
      Shareholder Proposals (Voting)
3.2   Additional Voting Instructions - Board  For       Did Not Vote Management
      of Directors Proposals (Voting)


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CREDIT SUISSE GROUP AG

Ticker:       CSGN           Security ID:  H3698D419
Meeting Date: APR 04, 2023   Meeting Type: Annual
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Accept Financial Statements and         For       Did Not Vote Management
      Statutory Reports
1.2   Approve Remuneration Report             For       Did Not Vote Management
2     Approve Discharge of Board and Senior   For       Did Not Vote Management
      Management, excluding the Supply Chain
      Finance Matter
3     Approve Allocation of Income and        For       Did Not Vote Management
      Dividends of CHF 0.05 per Share from
      Capital Contribution Reserves
4     Approve Cancellation of Conditional     For       Did Not Vote Management
      and Conversion Capital Authorizations
5.1   Amend Corporate Purpose                 For       Did Not Vote Management
5.2   Amend Articles Re: Shares; Share        For       Did Not Vote Management
      Register; Transfer of Shares
5.3   Approve Creation of Capital Band        For       Did Not Vote Management
      within the Upper Limit of CHF 165.1
      Million and the Lower Limit of CHF 155.
      1 Million with or without Exclusion of
      Preemptive Rights
5.4   Amend Articles of Association (Incl.    For       Did Not Vote Management
      Approval of Virtual-Only or Hybrid
      Shareholder Meetings)
5.5   Amend Articles Re: Board of Directors;  For       Did Not Vote Management
      Compensation; External Mandates for
      Members of the Board of Directors and
      Executive Committee
6     Approve Climate Strategy Report         For       Did Not Vote Management
7.1.a Reelect Axel Lehmann as Director and    For       Did Not Vote Management
      Board Chair
7.1.b Reelect Mirko Bianchi as Director       For       Did Not Vote Management
7.1.c Reelect Iris Bohnet as Director         For       Did Not Vote Management
7.1.d Reelect Clare Brady as Director         For       Did Not Vote Management
7.1.e Reelect Christian Gellerstad as         For       Did Not Vote Management
      Director
7.1.f Reelect Keyu Jin as Director            For       Did Not Vote Management
7.1.g Reelect Shan Li as Director             For       Did Not Vote Management
7.1.h Reelect Seraina Macia as Director       For       Did Not Vote Management
7.1.i Reelect Blythe Masters as Director      For       Did Not Vote Management
7.1.j Reelect Richard Meddings as Director    For       Did Not Vote Management
7.1.k Reelect Amanda Norton as Director       For       Did Not Vote Management
7.1.l Reelect Ana Pessoa as Director          For       Did Not Vote Management
7.2.1 Reappoint Iris Bohnet as Member of the  For       Did Not Vote Management
      Compensation Committee
7.2.2 Reappoint Christian Gellerstad as       For       Did Not Vote Management
      Member of the Compensation Committee
7.2.3 Reappoint Shan Li as Member of the      For       Did Not Vote Management
      Compensation Committee
7.2.4 Reappoint Amanda Norton as Member of    For       Did Not Vote Management
      the Compensation Committee
8.1   Approve Remuneration of Directors in    For       Did Not Vote Management
      the Amount of CHF 13 Million
8.2.1 Approve Fixed Remuneration of           For       Did Not Vote Management
      Executive Committee in the Amount of
      CHF 34 Million
8.2.2 Approve Share-Based Transformation      For       Did Not Vote Management
      Awards for Members of the Executive
      Committee in the Amount of CHF 30.1
      Million
9.1   Ratify PricewaterhouseCoopers AG as     For       Did Not Vote Management
      Auditors
9.2   Designate Keller AG as Independent      For       Did Not Vote Management
      Proxy
10.1  Additional Voting Instructions -        None      Did Not Vote Management
      Shareholder Proposals (Voting)
10.2  Additional Voting Instructions - Board  For       Did Not Vote Management
      of Directors Proposals (Voting)


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IHEARTMEDIA, INC.

Ticker:       IHRT           Security ID:  45174J509
Meeting Date: MAY 18, 2023   Meeting Type: Annual
Record Date:  MAR 24, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert W. Pittman        For       For          Management
1.2   Elect Director James A. Rasulo          For       For          Management
1.3   Elect Director Richard J. Bressler      For       For          Management
1.4   Elect Director Samuel E. Englebardt     For       For          Management
1.5   Elect Director Brad Gerstner            For       For          Management
1.6   Elect Director Cheryl Mills             For       For          Management
1.7   Elect Director Graciela Monteagudo      For       For          Management
1.8   Elect Director Kamakshi                 For       For          Management
      Sivaramakrishnan
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
5     Amend Omnibus Stock Plan                For       For          Management


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INTELSAT SA

Ticker:                      Security ID:  L5217E120
Meeting Date: JUN 21, 2023   Meeting Type: Annual
Record Date:  MAY 15, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Receive Board and Auditors' Report      None      None         Management
2     Approve Statutory Standalone Financial  For       For          Management
      Statements
3     Approve Consolidated Financial          For       For          Management
      Statements
4     Approve Discharge of Directors          For       For          Management
5     Approve Allocation of Income            For       For          Management
6     Approve Appointment and Co-optation of  For       For          Management
      David Wajsgras as Director
7     Approve Appointment and Co-optation of  For       For          Management
      David Mack as Director
8a    Reelect Directors (Bundled)             For       For          Management
9     Approve Remuneration of Directors for   For       For          Management
      the year 2022
10    Approve Remuneration of Directors for   For       For          Management
      the year 2023
11    Ratify KPMG Audit as Statutory Auditor  For       For          Management
12    Authorize Company and/or any Wholly     For       For          Management
      Owned Subsidiary to Purchase, Acquire,
      Receive or Hold Shares of Any Class


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PROMOTORA DE INFORMACIONES SA

Ticker:       PRS            Security ID:  E82880753
Meeting Date: JUN 27, 2023   Meeting Type: Annual
Record Date:  JUN 22, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Consolidated and Standalone     For       For          Management
      Financial Statements
2     Approve Treatment of Net Loss           For       For          Management
3     Approve Non-Financial Information       For       For          Management
      Statement
4     Approve Discharge of Board              For       For          Management
5     Appoint Ernst & Young as Auditor        For       For          Management
6.1   Fix Number of Directors at 15           For       For          Management
6.2   Ratify Appointment of and Elect Pilar   For       For          Management
      Gil Miguel as Director
6.3   Reelect Joseph Oughourlian as Director  For       For          Management
6.4   Reelect Manuel Polanco Moreno as        For       For          Management
      Director
6.5   Reelect Beatrice de Clermont-Tonnerre   For       For          Management
      as Director
6.6   Elect Miguel Barroso Ayats as Director  For       For          Management
6.7   Elect Fernando Carrillo Florez as       For       For          Management
      Director
6.8   Elect Isabel Sanchez Garcia as Director For       For          Management
7.1   Approve Medium-Term Incentive Plan for  For       For          Management
      Executive Director of Grupo PRISA
7.2   Approve Remuneration Policy             For       Against      Management
7.3   Advisory Vote on Remuneration Report    For       For          Management
8     Authorize Increase in Capital up to 50  For       Against      Management
      Percent via Issuance of Equity or
      Equity-Linked Securities, Excluding
      Preemptive Rights of up to 20 Percent
9     Authorize Issuance of Convertible       For       Against      Management
      Bonds, Debentures, Warrants, and Other
      Debt Securities up to EUR 1 Billion
      with Exclusion of Preemptive Rights up
      to 20 Percent of Capital
10    Authorize Share Repurchase Program      For       Against      Management
11    Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions
12    Receive Amendments to Board of          None      None         Management
      Directors Regulations


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STICHTING AK RABOBANK CERTIFICATEN

Ticker:       RABO           Security ID:  N22634XZ2
Meeting Date: MAY 16, 2023   Meeting Type: Bondholder
Record Date:  MAY 09, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Open Meeting                            None      None         Management
2     Receive Announcements and Minutes of    For       Did Not Vote Management
      the May 24, 2022 Meeting
3     Approve Report on Rabobank              For       Did Not Vote Management
      Certificates and Activities of the
      STAK in 2022
4     Receive Explanation on Rabobank's Risk  For       Did Not Vote Management
      and Compensation Policy and Annual
      Figures 2022
5     Close Meeting                           None      None         Management


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UNITI GROUP INC.

Ticker:       UNIT           Security ID:  91325V108
Meeting Date: MAY 25, 2023   Meeting Type: Annual
Record Date:  MAR 24, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Jennifer S. Banner       For       For          Management
1b    Elect Director Scott G. Bruce           For       For          Management
1c    Elect Director Francis X. (Skip) Frantz For       For          Management
1d    Elect Director Kenneth A. Gunderman     For       For          Management
1e    Elect Director Carmen Perez-Carlton     For       For          Management
2     Amend Omnibus Stock Plan                For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Ratify KPMG LLP as Auditors             For       For          Management


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VICI PROPERTIES INC.

Ticker:       VICI           Security ID:  925652109
Meeting Date: APR 27, 2023   Meeting Type: Annual
Record Date:  MAR 01, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director James R. Abrahamson      For       For          Management
1b    Elect Director Diana F. Cantor          For       For          Management
1c    Elect Director Monica H. Douglas        For       For          Management
1d    Elect Director Elizabeth I. Holland     For       For          Management
1e    Elect Director Craig Macnab             For       For          Management
1f    Elect Director Edward B. Pitoniak       For       For          Management
1g    Elect Director Michael D. Rumbolz       For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

========== END NPX REPORT

                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Corporate & Income Opportunity Fund

By:  /s/ Eric D. Johnson
     Eric D. Johnson,
     President (Principal Executive Officer)

Date: August 29, 2023